Consolidated Statements of Cash Flows - USD ($)	3 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
OPERATING ACTIVITIES
Net income	$ (129,491)	$ (14,674)
Items not involving cash:
Depreciation of property and equipment	2,347	2,969
Amortization of intangible assets	$ 2,033	$ 2,292
Stock-based compensation
Changes in operating working capital:
Decrease (Increase) in accounts receivable	$ (3,498)	$ 5,485
Decrease (increase) in investment tax credits	(59,009)	(66,015)
Decrease (increase) in prepaid expenses	3,365	3,817
Increase (decrease) in accounts payable	21,929	(1,980)
Increase (decrease) in accrued liabilities	(631)	$ (6,464)
Increase (decrease) in deferred rent	13,540
Increase (decrease) in deferred revenue	2,754	$ 20,250
Cash flows provided by operating activities	$ (146,661)	$ (54,321)
INVESTING ACTIVITIES
Purchase of property and equipment
Purchase of investment	$ (20,042)
Cash flows used in investing activities	$ (20,042)
FINANCING ACTIVITIES
Cash flows provided by financing activities
Effect of changes in exchange rates on cash	$ 22,569	$ 131,210
Increase in cash and cash equivalents	(144,134)	76,889
Cash and cash equivalents, beginning of period	1,028,381	1,386,737
Cash and cash equivalents, end of period	$ 884,247	$ 1,463,626